Segment Information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥) Segment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Number of reportable operating segments | Segment	2
Assets	¥ 877,353,000	¥ 503,626,000
Bottom Of Range [Member]
Disclosure Of Operating Segments [Line Items]
Customers concentration risk, percentage of revenue	10.00%	10.00%	10.00%
PRC | Bottom Of Range [Member]
Disclosure Of Operating Segments [Line Items]
Percentage of revenue from external customers	90.00%
Percentage of non-current assets (other than financial instruments)	90.00%
Operating Segments
Disclosure Of Operating Segments [Line Items]
Assets	¥ 842,276,000	¥ 480,141,000
Operating Segments | Adjusted
Disclosure Of Operating Segments [Line Items]
Assets		¥ 3,796,000